Trade and other receivables - Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts receivable	$ 29,252	$ 27,009
Other receivables	5,269	3,345
Contract assets	22,274	18,962
Trade and other receivables	$ 56,795	$ 49,316